Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information
Document Type	6-K/A
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	Addex Therapeutics Ltd.
Entity Central Index Key	0001574232
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Amendment Description	Amendment No. 1